Borrowings - Company's Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 105,012	$ 112,368
Short-term Debt	4,771	2,334
Private Education Loan Securitizations Repurchase Facilities [Member]
Debt Instrument [Line Items]
Short-term Debt	686	548
Total Before Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
Long-term debt	105,018	113,119
Short-term Debt	4,750	2,335
Total Before Hedge Accounting Adjustments [Member] | Private Education Loan Securitizations Repurchase Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	1,300	475
Short-term Debt	686	548
Total Before Hedge Accounting Adjustments [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term Debt	538	606
Securities re-pledged subject to an overnight repurchase transaction	0	193
Total Before Hedge Accounting Adjustments [Member] | Short Term Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt principal amount	1,300	719
Total Before Hedge Accounting Adjustments [Member] | Long Term Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 12,700	$ 13,100